Related Party Transactions (Details) - Summary of details of advances made under the loan agreement - Loan Agreement [Member] - Bitfury Top HoldCo [Member]	6 Months Ended
Jul. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Amount	$ 4,864,316
Tranche 1 [Member]
Related Party Transaction [Line Items]
Date of advance	Feb. 08, 2021
Maturity date	Feb. 07, 2022
Amount	$ 100,000
Tranche 2 [Member]
Related Party Transaction [Line Items]
Date of advance	Apr. 06, 2021
Maturity date	Apr. 05, 2022
Amount	$ 200,000
Tranche 3 [Member]
Related Party Transaction [Line Items]
Date of advance	Apr. 22, 2021
Maturity date	Apr. 21, 2022
Amount	$ 600,000
Tranche 4 [Member]
Related Party Transaction [Line Items]
Date of advance	Jun. 02, 2021
Maturity date	Jun. 01, 2022
Amount	$ 52,871
Tranche 5 [Member]
Related Party Transaction [Line Items]
Date of advance	Jun. 10, 2021
Maturity date	Jun. 09, 2022
Amount	$ 750,000
Tranche 6 [Member]
Related Party Transaction [Line Items]
Date of advance	Jun. 24, 2021
Maturity date	Jun. 23, 2022
Amount	$ 56,400
Tranche 7 [Member]
Related Party Transaction [Line Items]
Date of advance	Jun. 29, 2021
Maturity date	Jun. 28, 2022
Amount	$ 2,650,000
Tranche 8 [Member]
Related Party Transaction [Line Items]
Date of advance	Jul. 06, 2021
Maturity date	Jul. 05, 2022
Amount	$ 101,045
Tranche 9 [Member]
Related Party Transaction [Line Items]
Date of advance	Jul. 29, 2021
Maturity date	Jul. 28, 2022
Amount	$ 300,000
Tranche 10 [Member]
Related Party Transaction [Line Items]
Date of advance	Jul. 30, 2021
Maturity date	Jul. 29, 2022
Amount	$ 54,000